STATEMENT OF STOCKHOLDERS' (DEFICIT) EQUITY (Parenthetical) (USD $)	12 Months Ended										1 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2011 Warrants 1.65	Dec. 31, 2010 Warrants 1.65	Dec. 31, 2011 Warrants 1.80	Dec. 31, 2010 Warrants 2.00	Dec. 31, 2013 Warants 1.773	Dec. 31, 2012 Warrants 2.20	Dec. 31, 2013 Warrants 1.50	Dec. 31, 2003 Founders
Sale of common stock, per share			$ 0.50								$ 0.0001
Issuance Of Common Stock and Warrants Price Per Share	$ 1.50	$ 1.00		$ 1.65	$ 1.65	$ 1.80	$ 2.00	$ 1.773	$ 2.20	$ 1.50